Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE TABLE

	Summary Compensation Table Total for PEO(1,2) ($)		Compensation Actually Paid to PEO(1,3) ($)		Average Summary Compensation Table Total for Non-PEO NEOs(1,2) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1,3) ($)	Value of Initial Fixed $100 Investment Based on
Year	Hall	Zakas	Hall	Zakas			TSR(4) ($)	Peer Group TSR(4) ($)	Net Income(5) ($ in millions)	Adjusted EBITDA(6) ($ in millions)
2025	—	6,855,283	—	9,446,072	2,200,298	3,034,408	265.88	223.24	191.7	326.2
2024	—	6,180,195	—	10,964,060	2,313,778	4,174,276	223.70	219.89	115.9	304.8
2023	5,206,847	4,570,754	6,572,172	4,913,760	1,848,127	2,006,500	128.61	144.21	85.5	203.6
2022	4,807,096	N/A	200,868	N/A	1,248,157	405,003	102.26	111.20	76.6	195.2
2021	5,549,031	N/A	8,316,738	N/A	1,412,604	1,825,241	148.93	140.71	70.4	204.3

Named Executive Officers, Footnote	NEOs included in these columns reflect the following:

Year	PEO		Non-PEO NEOs
2025	—	Zakas	Messrs. McAndrew, Heinrichs, Helms and Floyd, Ms. Rasmussen
2024	—	Zakas	Messrs. McAndrew, Heinrichs, Helms and Floyd
2023	Hall	Zakas	Messrs. McAndrew, Heinrichs, Helms and Takeuchi
2022	Hall	N/A	Ms. Zakas, Messrs. Heinrichs, Helms and Takeuchi
2021	Hall	N/A	Ms. Zakas, Messrs. Heinrichs, Helms and Takeuchi

Peer Group Issuers, Footnote	Company TSR and Peer Group TSR reflected in these columns for each applicable fiscal year are calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K. Peer Group TSR for each applicable fiscal year uses the Dow Jones U.S. Building Materials & Fixtures Index as disclosed in our annual report on Form 10-K for fiscal year ended 2025 pursuant to Item 201(e) of Regulation S-K. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote	In accordance with Item 402(v) of Regulation S-K, the fair values of unvested and outstanding equity awards were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the tables below. For PRSUs with an rTSR metric, or Market Units, the fair values as of each measurement date (prior to the end of the performance period) were determined using a Monte Carlo simulation pricing model, with assumptions and methodologies that are generally consistent with those used to estimate fair value at grant under GAAP. The range of estimates used in the Monte Carlo calculations are as follows: (i) for 2025, volatility between 32.8% and 36.8% and risk-free rate between 3.5% and 3.6%; (ii) for 2024, volatility between 28.3% and 29.2% and risk-free rate between 3.6% and 3.9%; (iii) for 2023, volatility between 30.0% and 30.8% and risk-free rate between 4.9% and 5.3%;
(iv) for 2022, volatility between 29.4% and 31.3% and risk-free rate between 4.0% and 4.1%; and (v) for 2021, volatility between 27.3% and 41.3% and risk-free rate between 0.1% and 0.3%. For PRSUs with a Return on Net Assets metric, fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. For a discussion of the assumptions made in the valuation at grant, see Note 10 to the Consolidated Financial Statements included in our Annual Report on Form 10-K for fiscal 2025. For each fiscal year reflected, the “compensation actually paid” to the PEOs and the average “compensation actually paid” to the non-PEO NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for each applicable fiscal year, computed in accordance with Item 402(v) of Regulation S-K:

	Hall	Zakas
	2025	2025
	($)	($)
Summary Compensation Table (“SCT”) total for PEO	—	6,855,283
Grant Date Fair Value of Equity Awards Granted in Fiscal Year	—	(3,820,892)
Change in Pension Value	—	—
Pension Service Cost and Associated Prior Service Cost	—	—
Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	—	3,838,101
Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	—	1,412,004
Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	—	—
Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	—	1,161,577
Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—	—
Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—	—
Compensation actually paid	—	9,446,072

2025
($)
Average Summary Compensation Table (“SCT”) total for non-PEO NEOs	2,200,298
Grant Date Fair Value of Equity Awards Granted in Fiscal Year	(762,232)
Change in Pension Value	—
Pension Service Cost and Associated Prior Service Cost	—
Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	759,821
Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	316,235
Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	—
Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	520,286
Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—
Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—
Average Compensation actually paid	3,034,408

Non-PEO NEO Average Total Compensation Amount	$ 2,200,298	$ 2,313,778	$ 1,848,127	$ 1,248,157	$ 1,412,604
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,034,408	4,174,276	2,006,500	405,003	1,825,241
Adjustment to Non-PEO NEO Compensation Footnote	Amounts reflect the total compensation for our NEOs, as reported in the Summary Compensation Table for each applicable year.In accordance with Item 402(v) of Regulation S-K, the fair values of unvested and outstanding equity awards were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the tables below. For PRSUs with an rTSR metric, or Market Units, the fair values as of each measurement date (prior to the end of the performance period) were determined using a Monte Carlo simulation pricing model, with assumptions and methodologies that are generally consistent with those used to estimate fair value at grant under GAAP. The range of estimates used in the Monte Carlo calculations are as follows: (i) for 2025, volatility between 32.8% and 36.8% and risk-free rate between 3.5% and 3.6%; (ii) for 2024, volatility between 28.3% and 29.2% and risk-free rate between 3.6% and 3.9%; (iii) for 2023, volatility between 30.0% and 30.8% and risk-free rate between 4.9% and 5.3%;
(iv) for 2022, volatility between 29.4% and 31.3% and risk-free rate between 4.0% and 4.1%; and (v) for 2021, volatility between 27.3% and 41.3% and risk-free rate between 0.1% and 0.3%. For PRSUs with a Return on Net Assets metric, fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. For a discussion of the assumptions made in the valuation at grant, see Note 10 to the Consolidated Financial Statements included in our Annual Report on Form 10-K for fiscal 2025. For each fiscal year reflected, the “compensation actually paid” to the PEOs and the average “compensation actually paid” to the non-PEO NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for each applicable fiscal year, computed in accordance with Item 402(v) of Regulation S-K:

	Hall	Zakas
	2025	2025
	($)	($)
Summary Compensation Table (“SCT”) total for PEO	—	6,855,283
Grant Date Fair Value of Equity Awards Granted in Fiscal Year	—	(3,820,892)
Change in Pension Value	—	—
Pension Service Cost and Associated Prior Service Cost	—	—
Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	—	3,838,101
Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	—	1,412,004
Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	—	—
Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	—	1,161,577
Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—	—
Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—	—
Compensation actually paid	—	9,446,072

2025
($)
Average Summary Compensation Table (“SCT”) total for non-PEO NEOs	2,200,298
Grant Date Fair Value of Equity Awards Granted in Fiscal Year	(762,232)
Change in Pension Value	—
Pension Service Cost and Associated Prior Service Cost	—
Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	759,821
Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	316,235
Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	—
Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	520,286
Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—
Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—
Average Compensation actually paid	3,034,408

Compensation Actually Paid vs. Total Shareholder Return	CAP VERSUS MWA TSR and DJ TSR
Compensation Actually Paid vs. Net Income	CAP VERSUS NET INCOME
Compensation Actually Paid vs. Company Selected Measure	CAP VERSUS ADJUSTED EBITDA
Tabular List, Table
Tabular List of Financial Performance Measures
As also required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, the following table lists the three financial performance measures that, in the Company’s assessment, represent the most important performance measures used to link CAP for our NEOs to Company performance for fiscal 2024. The performance measures included in this table are not ranked by relative importance.

Adjusted EBITDA
Adjusted Net Sales
Free Cash Flow

Total Shareholder Return Amount	$ 265.88	148.93	102.26	128.61	223.70
Peer Group Total Shareholder Return Amount	223.24	140.71	111.20	144.21	219.89
Net Income (Loss)	$ 191,700,000	$ 115,900,000	$ 85,500,000	$ 76,600,000	$ 70,400,000
Company Selected Measure Amount	326,200,000	304,800,000	203,600,000	195,200,000	204,300,000
Additional 402(v) Disclosure	Amounts reflect net income calculated in accordance with GAAP as reported in our audited financial statements for the applicable fiscal year.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to NEOs, for the most recently completed fiscal year, to Company performance.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
Zakas [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,855,283	$ 6,180,195	$ 4,570,754
PEO Actually Paid Compensation Amount	$ 9,446,072	$ 10,964,060	$ 4,913,760
PEO Name	Zakas	Zakas	Zakas
Hall [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0		$ 5,206,847	$ 4,807,096	$ 5,549,031
PEO Actually Paid Compensation Amount	0		$ 6,572,172	$ 200,868	$ 8,316,738
PEO Name			Hall	Hall	Hall
PEO | Zakas [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Zakas [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Zakas [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,820,892)
PEO | Zakas [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,838,101
PEO | Zakas [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,161,577
PEO | Zakas [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Zakas [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,412,004
PEO | Zakas [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Zakas [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Hall [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Hall [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Hall [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Hall [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Hall [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Hall [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Hall [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Hall [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Hall [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(762,232)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	759,821
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	520,286
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	316,235
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0